Intangible assets (Tables)	12 Months Ended
Sep. 30, 2025
Intangible assets
Schedule of goodwill and intangible assets

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Goodwill
Balance as at beginning of year	7,433	7,419	6,253	6,253
Additions[a]	-	21	-	-
Other adjustments	(20)	(7)	-	-
Balance as at end of year	7,413	7,433	6,253	6,253
Computer software
Balance as at beginning of year	2,675	2,797	2,242	2,371
Additions	776	792	674	673
Impairment	(23)	(19)	(23)	(19)
Amortisation	(995)	(889)	(864)	(783)
Other adjustments	(19)	(6)	-	-
Balance as at end of year	2,414	2,675	2,029	2,242
Cost	8,705	8,856	7,303	7,493
Accumulated amortisation and impairment	(6,291)	(6,181)	(5,274)	(5,251)
Carrying amount	2,414	2,675	2,029	2,242
Brand names	638	638	636	636
Total intangible assets	10,465	10,746	8,918	9,131
Goodwill has been allocated to the following CGUs:
Consumer	4,829	4,829	4,484	4,484
Business & Wealth[b]	2,122	2,122	1,769	1,769
New Zealand	462	482	-	-
Total goodwill	7,413	7,433	6,253	6,253
Brand names has been allocated to the following CGUs:
Consumer	350	350	350	350
Business & Wealth	288	288	286	286
Total brand names	638	638	636	636

a.	Related to the acquisition of HealthPoint.
b.	The Business and Wealth segment comprises individual CGUs (Business, Platforms, Margin Lending and HealthPoint) to which goodwill has been allocated. The carrying amount of goodwill for Business was $1,812m as at 30 September 2025 and 30 September 2024. The carrying amount of goodwill allocated to the remaining individual CGUs in this segment is not significant compared to total Group goodwill.

Summary of significant assumptions used in goodwill impairment testing

	Discount rate		Cash flows
	Post-tax rate/Pre-tax rate		Forecast period/terminal growth rate
	2025	2024	2025	2024
Australian CGUs[a]	9% / 11.8%-12.8%	9% / 11.7%-11.9%	5 years / 2%	5 years / 2%
New Zealand	9% / 11.4%	9% / 11.4%-11.7%	5 years / 2%	5 years / 2%

a.	Australian CGUs comprise Consumer and the CGUs within Business & Wealth.